Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2017
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Aug. 31, 2017
Document Effective Date	Aug. 31, 2017
Prospectus Date	Aug. 01, 2016
Oakhurst Strategic Defined Risk Fund | Institutional Class
Prospectus:
Trading Symbol	OASDX
Oakhurst Strategic Defined Risk Fund | Advisor Class
Prospectus:
Trading Symbol	OASRX